Stockholders' deficiency - Stock options valuation assumptions (Details 3) (Stock Options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%
Volatility		74.00%
Risk-free rate	1.00%	1.25%
Term - years		2 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	73.00%
Term - years	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	85.00%
Term - years	3 years